Intangible Assets and Goodwill - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Q2) (Details) - USD ($) $ in Millions	Jul. 02, 2023	Jan. 01, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2023	$ 157
2024	306	$ 314
2025	282	304
2026	273	280
2027	274	276
2028	$ 270	$ 272